UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Moderate Allocation Portfolio

(QAAGRX)

This annual shareholder report contains important information about Moderate Allocation Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$75	0.71%

What drove fund performance during the past 12 months?

  Global equity mostly advanced over the year, while fixed income markets were mixed. Various equity indexes reached new all-time highs. U.S. taxable investment-grade bonds produced positive returns. The U.S. equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. International equity markets were mostly positive, helped by looser monetary policies from various central banks around the world. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Emerging markets bond returns were mixed.

  Versus the Morningstar Moderate Target Risk Index, the Moderate Allocation Portfolio’s larger exposure to equities compared with the benchmark, and particularly U.S. large-cap stocks, contributed to relative results. Likewise, the portfolio’s greater exposure to cash and lower exposure to bonds compared with the benchmark aided results.

  On the negative side, unfavorable security selection within emerging markets equity securities was detrimental. An overweight position in real assets equities also weighed on relative results, as this allocation lagged broader global equities.

  The portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to invest in a diversified portfolio typically consisting of about 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities, and cash reserves.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,287	10,231	10,137
2015	10,257	10,266	10,115
2015	9,659	9,296	9,596
2015	9,995	9,764	9,821
2016	10,075	9,787	10,032
2016	10,242	9,884	10,273
2016	10,694	10,408	10,622
2016	10,640	10,531	10,663
2017	11,190	11,259	11,109
2017	11,640	11,740	11,398
2017	12,088	12,348	11,785
2017	12,493	13,056	12,225
2018	12,552	12,931	12,115
2018	12,576	13,000	12,187
2018	12,821	13,555	12,495
2018	11,859	11,827	11,644
2019	12,992	13,267	12,655
2019	13,435	13,746	13,050
2019	13,507	13,742	13,170
2019	14,207	14,973	13,859
2020	12,004	11,774	12,005
2020	13,882	14,036	13,534
2020	14,722	15,178	14,184
2020	16,272	17,406	15,636
2021	16,713	18,202	15,975
2021	17,530	19,548	16,771
2021	17,430	19,342	16,658
2021	17,910	20,633	17,230
2022	16,754	19,527	16,336
2022	14,635	16,469	14,484
2022	13,773	15,346	13,626
2022	14,630	16,844	14,684
2023	15,348	18,075	15,319
2023	15,909	19,191	15,699
2023	15,454	18,538	15,183
2023	16,875	20,584	16,626
2024	17,759	22,271	17,276
2024	17,998	22,910	17,322
2024	18,929	24,425	18,530
2024	18,572	24,183	18,000

202501-4140694, 202502-4108705

E304-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Moderate Allocation Portfolio	10.06%	5.51%	6.39%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$200,160
  Number of Portfolio Holdings1,639
  Investment Advisory Fees Paid (000s)$894
  Portfolio Turnover Rate59.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.3%
Bond Mutual Funds	13.9
Equity Mutual Funds	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	5.4
U.S. Government & Agency Mortgage-Backed Securities	5.3
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	0.6
Short-Term and Other	5.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional High Yield Fund - Institutional Class	5.4%
U.S. Treasury Notes	4.4
T. Rowe Price Institutional Emerging Markets Equity Fund	4.2
T. Rowe Price Emerging Markets Bond Fund - I Class	4.1
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price International Bond Fund (USD Hedged) - I Class	3.7
Federal National Mortgage Assn.	2.8
U.S. Treasury Bonds	2.5
NVIDIA	2.3
Apple	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Moderate Allocation Portfolio

 (QAAGRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	6,273
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Moderate Allocation Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 20 .02 $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96
Investment activities
Net investment income
(1)(2)
0 .46 0 .43 0 .31 0 .24 0 .28
Net realized and unrealized gain/loss 1 .55 2 .27 ( 4 .45 ) 2 .02 2 .72
Total from investment activities 2 .01 2 .70 ( 4 .14 ) 2 .26 3 .00
Distributions
Net investment income ( 0 .49 ) ( 0 .44 ) ( 0 .30 ) ( 0 .24 ) ( 0 .29 )
Net realized gain ( 0 .60 ) ( 0 .05 ) ( 0 .38 ) ( 2 .31 ) ( 0 .75 )
Total distributions ( 1 .09 ) ( 0 .49 ) ( 0 .68 ) ( 2 .55 ) ( 1 .04 )
NET ASSET VALUE
End of period $ 20 .94 $ 20 .02 $ 17 .81 $ 22 .63 $ 22 .92
Ratios/Supplemental Data
Total return
(2)(3)
10 .06% 15 .35% ( 18 .31 ) % 10 .06% 14 .54%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .90% 0 .90% 0 .90% 0 .90% 0 .90%
Net expenses after waivers/payments by Price
Associates 0 .71% 0 .71% 0 .70% 0 .71% 0 .72%
Net investment income 2 .19% 2 .28% 1 .60% 1 .00% 1 .32%
Portfolio turnover rate 59 .0% 78 .1% 98 .9% 82 .3% 65 .5%
Net assets, end of period (in thousands) $ 200,160 $ 183,817 $ 161,984 $ 209,296 $ 200,870
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 2.2%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 20
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 23
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 99
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 100,000 101
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 100,000 101
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 19,867 19
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 89
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  10,000 10
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 34
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 35,000 36
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 100,000 101
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 100,000 100
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 99,258 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 71
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 40,000 37
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 22,994 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 61,053 57
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 66,195 67
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 250,000 252
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 45,921 46
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  48,402 49
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 100
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 100

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 99
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 49,625 49
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 55
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 55,836 55
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 25,000 25
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  25,000 25
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 220,180 221
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 28,089 28
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 100,000 91
RR 34
Series 2024-34RA, Class A2AR, CLO,
FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  22,734 22
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 40
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  63,745 64
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 15,000 15
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 15,000 15
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 100,000 102
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 250,000 252
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 21,905 21
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 22,209 22
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 81,777 79
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 224,005 224
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,938 99
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 100,000 97
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 101
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$4,286) 4,298
BOND MUTUAL FUNDS
 13.9%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 6.54% (2)(3) 886,832 8,106
T. Rowe Price Inflation Protected Bond
Fund - I Class, 3.22% (2)(3) 106,024 1,075
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 7.37% (2)(3) 46,409 440
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.73% (2)(3) 1,374,696 10,764
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.10% (2)(3) 879,273 7,491
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.91% (2)(3) 4,853 23
Total Bond Mutual Funds (Cost $28,614) 27,899

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS
 52.3%
COMMUNICATION SERVICES  3.7%
Diversified Telecommunication
Services  0.3%
BT Group (GBP) (4) 87,668 158
KT (KRW)  3,833 114
Nippon Telegraph & Telephone (JPY)  262,000 262
534
Entertainment  0.6%
Liberty Media Corp-Liberty Live, Class
C (5) 2,315 158
Madison Square Garden Sports (5) 151 34
Netflix (5) 990 882
Sea, ADR (5) 768 82
1,156
Interactive Media & Services  2.2%
Alphabet, Class A  1,666 315
Alphabet, Class C  11,969 2,279
LY (JPY)  22,100 58
Meta Platforms, Class A  2,547 1,491
NAVER (KRW)  726 97
Reddit, Class A (5) 425 70
Tencent Holdings (HKD)  1,200 64
Vimeo (5) 3,039 20
4,394
Media  0.2%
Comcast, Class A  5,634 211
CyberAgent (JPY)  11,200 77
WPP (GBP)  17,910 185
473
Wireless Telecommunication
Services  0.4%
T-Mobile U.S.  3,203 707
707
Total Communication Services 7,264
CONSUMER DISCRETIONARY  5.6%
Automobile Components  0.3%
Autoliv, SDR (SEK)  1,402 130
Denso (JPY)  10,800 149
Dowlais Group (GBP)  33,072 28
Magna International  2,694 112
Modine Manufacturing (5) 411 48
Stanley Electric (JPY)  3,100 51
518
Automobiles  0.6%
Subaru (JPY)  3,100 55
Suzuki Motor (JPY)  10,600 119
Tesla (5) 1,909 771
Toyota Motor (JPY)  16,300 318
1,263
Shares/Par $ Value
(Cost and value in $000s)
‡
Broadline Retail  1.8%
Alibaba Group Holding, ADR  508 43
Amazon.com (5) 14,894 3,268
Isetan Mitsukoshi Holdings (JPY)  7,400 127
Next (GBP)  1,560 185
Ollie's Bargain Outlet Holdings (5) 27 3
Savers Value Village (5) 1,677 17
3,643
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (5) 617 68
Duolingo (5) 49 16
Strategic Education  353 33
117
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  2,099 148
Booking Holdings  143 711
Caesars Entertainment (5) 800 27
Cava Group (5) 11 1
Chipotle Mexican Grill (5) 3,540 213
Compass Group (GBP)  9,343 311
DoorDash, Class A (5) 548 92
Dutch Bros, Class A (5) 785 41
McDonald's  1,688 489
Papa John's International  685 28
Planet Fitness, Class A (5) 1,000 99
Red Rock Resorts, Class A  629 29
Shake Shack, Class A (5) 377 49
Wyndham Hotels & Resorts  352 36
2,274
Household Durables  0.3%
Champion Homes (5) 416 37
Installed Building Products  174 30
Panasonic Holdings (JPY)  14,200 145
Persimmon (GBP)  4,699 70
Sony Group (JPY)  13,900 293
575
Specialty Retail  1.2%
AutoZone (5) 83 266
Burlington Stores (5) 113 32
Carvana (5) 2,033 414
Floor & Decor Holdings, Class A (5) 24 2
Home Depot  483 188
Kingfisher (GBP)  48,934 152
Lowe's  920 227
O'Reilly Automotive (5) 153 181
RH (5) 83 33
Ross Stores  3,153 477
TJX  2,796 338
Tractor Supply  2,210 117
2,427
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  1,040 157
Kering (EUR)  290 72

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Lululemon Athletica (5) 116 45
Moncler (EUR)  2,278 120
NIKE, Class B  69 5
Samsonite International (HKD)  22,500 62
Skechers USA, Class A (5) 431 29
490
Total Consumer Discretionary 11,307
CONSUMER STAPLES  3.1%
Beverages  0.7%
Boston Beer, Class A (5) 106 32
Coca-Cola  8,911 555
Diageo (GBP)  4,969 158
Heineken (EUR)  2,146 153
Keurig Dr Pepper  17,271 555
Kirin Holdings (JPY) (4) 3,600 46
1,499
Consumer Staples Distribution &
Retail  0.5%
Dollar General  120 9
Dollar Tree (5) 1,093 82
Seven & i Holdings (JPY)  15,100 237
Walmart  6,720 607
Welcia Holdings (JPY)  1,900 25
960
Food Products  0.5%
Barry Callebaut (CHF) (4) 34 45
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $14 (5)(6)(7) 732 3
Mondelez International, Class A  2,627 157
Nestle (CHF)  6,066 498
Post Holdings (5) 286 33
Simply Good Foods (5) 1,212 47
Utz Brands  1,867 29
Wilmar International (SGD)  50,800 115
927
Household Products  0.6%
Colgate-Palmolive  6,166 560
Procter & Gamble  4,024 675
1,235
Personal Care Products  0.8%
BellRing Brands (5) 424 32
Interparfums  302 40
Kenvue  38,069 813
L'Oreal (EUR)  506 179
Puig Brands, Class B (EUR) (5) 2,563 47
Unilever (GBP)  8,712 495
1,606
Total Consumer Staples 6,227
ENERGY  2.5%
Energy Equipment & Services  0.5%
Cactus, Class A  484 28
Expro Group Holdings (5) 2,172 27
Shares/Par $ Value
(Cost and value in $000s)
‡
Schlumberger  14,217 545
TechnipFMC  11,190 324
Weatherford International  578 42
966
Oil, Gas & Consumable Fuels  2.0%
Antero Resources (5) 1,033 36
Chevron  1,902 276
ConocoPhillips  5,916 587
Diamondback Energy  2,182 357
DT Midstream  396 39
EQT  8,623 398
Equinor (NOK)  11,178 265
Expand Energy  3,992 397
Exxon Mobil  3,262 351
Kimbell Royalty Partners  1,046 17
Magnolia Oil & Gas, Class A  1,476 35
Matador Resources  15 1
Phillips 66  1,200 137
Range Resources  10,927 393
Shell, ADR  3,885 243
TotalEnergies (EUR)  5,907 329
Viper Energy  1,024 50
Williams  926 50
3,961
Total Energy 4,927
FINANCIALS  9.0%
Banks  2.9%
ANZ Group Holdings (AUD)  6,457 114
Banc of California  2,573 40
Bank of America  12,260 539
Blue Foundry Bancorp (5) 755 7
Cadence Bank  1,434 49
Capitol Federal Financial  3,123 19
Citigroup  1,922 135
Columbia Banking System  1,974 53
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (5)(6)(7) 23 1
CrossFirst Bankshares (5) 775 12
DBS Group Holdings (SGD)  5,222 167
Dime Community Bancshares  978 30
DNB Bank (NOK)  14,516 290
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19 - 4/5/24,
Cost $5 (5)(6)(7) 504 8
East West Bancorp  894 86
Eastern Bankshares  1,746 30
Equity Bancshares, Class A  702 30
FB Financial  855 44
First Bancshares  859 30
Five Star Bancorp  961 29
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (5)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (5)
(6)(7) 104 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HarborOne Bancorp  1,225 15
HDFC Bank (INR)  7,477 155
Home BancShares  1,036 29
Huntington Bancshares  14,300 233
ING Groep (EUR)  16,874 264
Intesa Sanpaolo (EUR)  31,634 127
JPMorgan Chase  5,416 1,298
Kearny Financial  1,315 9
KeyCorp  7,600 130
Live Oak Bancshares  1,060 42
Mitsubishi UFJ Financial Group (JPY)  21,200 248
National Bank of Canada (CAD) (4) 2,539 232
Origin Bancorp  740 25
Pacific Premier Bancorp  1,143 29
Pinnacle Financial Partners  615 70
Popular  269 25
Prosperity Bancshares  576 43
Skandinaviska Enskilda Banken, Class A
(SEK)  7,140 98
Societe Generale (EUR)  3,135 88
SouthState  683 68
Standard Chartered (GBP)  16,383 202
Sumitomo Mitsui Trust Group (JPY)  3,470 81
Texas Capital Bancshares (5) 633 50
UniCredit (EUR)  4,129 165
United Overseas Bank (SGD)  8,700 231
Western Alliance Bancorp  636 53
5,725
Capital Markets  1.3%
Bridgepoint Group (GBP)  20,532 92
Brookfield (CAD)  3,199 184
Cboe Global Markets  610 119
Charles Schwab  6,782 502
CME Group  1,668 387
CVC Capital Partners (EUR) (5) 5,363 119
DigitalBridge Group  2,717 31
Goldman Sachs Group  905 518
Hamilton Lane, Class A  244 36
Julius Baer Group (CHF)  2,654 172
Macquarie Group (AUD)  962 131
Morgan Stanley  891 112
MSCI  12 7
S&P Global  197 98
StepStone Group, Class A  514 30
Stifel Financial  301 32
TMX Group (CAD)  3,567 110
2,680
Consumer Finance  0.3%
American Express  1,914 568
Encore Capital Group (5) 707 34
SLM  1,395 38
640
Financial Services  2.1%
Adyen (EUR) (5) 80 119
Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (5) 1,814 822
Challenger (AUD)  9,929 37
Corebridge Financial  5,990 179
Corpay (5) 449 152
Edenred (EUR)  1,775 58
Fiserv (5) 2,800 575
Mastercard, Class A  1,064 560
Mitsubishi HC Capital (JPY)  9,100 60
PennyMac Financial Services  924 95
Toast, Class A (5) 564 21
Visa, Class A  4,889 1,545
4,223
Insurance  2.3%
AIA Group (HKD)  21,400 154
Allstate  2,400 463
Assurant  335 71
AXA (EUR)  11,236 400
Chubb  1,255 347
Definity Financial (CAD)  2,405 98
First American Financial  164 10
Goosehead Insurance, Class A (5) 418 45
Great-West Lifeco (CAD)  2,675 89
Hanover Insurance Group  225 35
Mandatum (EUR)  11,760 55
Marsh & McLennan  1,397 297
MetLife  3,425 280
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  906 458
Progressive  1,500 359
RLI  220 36
Sampo, Class A (EUR)  4,733 193
Selective Insurance Group  341 32
Storebrand (NOK)  15,595 166
Sun Life Financial (CAD)  2,486 148
Tokio Marine Holdings (JPY)  9,100 327
Travelers  894 215
TWFG (5) 648 20
White Mountains Insurance Group  22 43
Zurich Insurance Group (CHF)  320 190
4,531
Mortgage Real Estate Investment
Trusts  0.1%
Annaly Capital Management, REIT  7,000 128
128
Total Financials 17,927
HEALTH CARE  6.2%
Biotechnology  0.7%
AbbVie  1,435 255
ACELYRIN (5) 4,105 13
Akero Therapeutics (5) 250 7
Arcellx (5) 268 21
Argenx, ADR (5) 238 146
Arrowhead Pharmaceuticals (5) 932 18
Black Diamond Therapeutics (5) 2,602 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (5) 338 30
Celldex Therapeutics (5) 573 14
Centessa Pharmaceuticals, ADR (5) 934 16
Crinetics Pharmaceuticals (5) 503 26
CRISPR Therapeutics (5) 185 7
Cytokinetics (5) 1,646 77
Erasca (5) 3,718 9
Genmab (DKK) (5) 333 70
Immatics (5) 2,379 17
Immunocore Holdings, ADR (5) 1,943 57
Immunome (5) 2,191 23
Immunovant (5) 2,377 59
Insmed (5) 638 44
Ionis Pharmaceuticals (5) 897 31
Iovance Biotherapeutics (5) 1,969 15
Merus (5) 264 11
Nurix Therapeutics (5) 606 11
Prime Medicine (5) 790 2
Regeneron Pharmaceuticals (5) 456 325
Vaxcyte (5) 432 35
Vera Therapeutics (5) 568 24
Xenon Pharmaceuticals (5) 314 12
1,381
Health Care Equipment &
Supplies  1.0%
Alcon (CHF)  1,318 112
Becton Dickinson & Company  770 175
Elekta, Class B (SEK)  10,604 59
EssilorLuxottica (EUR)  667 163
GE HealthCare Technologies  1,007 79
Haemonetics (5) 836 65
Intuitive Surgical (5) 731 381
Koninklijke Philips (EUR) (5) 8,176 207
Lantheus Holdings (5) 399 36
Masimo (5) 837 138
Neogen (5) 2,657 32
Novocure (5) 716 21
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (5)(6)(7) 3,864 2
Penumbra (5) 134 32
PROCEPT BioRobotics (5) 389 31
QuidelOrtho (5) 1,151 51
Siemens Healthineers (EUR)  4,048 214
Stryker  335 121
West Affum DBA Kestra, Class A,
Acquisition Date: 7/15/24, Cost $7 (5)(6)(7) 483 7
1,926
Health Care Providers & Services  1.8%
Alignment Healthcare (5) 2,754 31
Cencora  2,675 601
Cigna Group  432 119
Concentra Group Holdings Parent  1,634 32
Elevance Health  1,706 629
HCA Healthcare  196 59
Humana  222 56
Shares/Par $ Value
(Cost and value in $000s)
‡
Molina Healthcare (5) 835 243
NeoGenomics (5) 3,182 52
Oscar Health, Class A (5) 3,761 51
Privia Health Group (5) 1,511 30
Progyny (5) 1,630 28
Quest Diagnostics  1,790 270
RadNet (5) 455 32
Tenet Healthcare (5) 1,633 206
UnitedHealth Group  2,476 1,253
3,692
Health Care Technology  0.0%
Doximity, Class A (5) 671 36
36
Life Sciences Tools & Services  0.8%
Bruker  838 49
Danaher  1,218 280
Mettler-Toledo International (5) 159 195
Repligen (5) 92 13
Revvity  2,351 263
Sotera Health (5) 2,652 36
Stevanato Group  1,712 37
Thermo Fisher Scientific  1,502 781
1,654
Pharmaceuticals  1.9%
Astellas Pharma (JPY)  11,400 111
AstraZeneca, ADR  11,527 755
Bayer (EUR)  2,877 57
Chugai Pharmaceutical (JPY)  3,000 132
Elanco Animal Health (5) 3,016 37
Eli Lilly  1,403 1,083
Johnson & Johnson  1,788 259
Neumora Therapeutics (5) 1,061 11
Novartis (CHF)  3,579 348
Novo Nordisk, Class B (DKK)  3,787 327
Rapport Therapeutics (5) 422 7
Roche Holding (CHF)  1,215 340
Sanofi (EUR)  3,834 373
Shionogi (JPY)  3,300 46
Third Harmonic Bio (5) 604 6
Zoetis  23 4
3,896
Total Health Care 12,585
INDUSTRIALS & BUSINESS
SERVICES  6.0%
Aerospace & Defense  0.9%
Boeing (5) 1,186 210
General Dynamics  1,344 354
General Electric  1,903 317
L3Harris Technologies  882 186
Leonardo DRS (5) 1,251 41
Loar Holdings (5) 136 10
Melrose Industries (GBP)  29,220 202
Northrop Grumman  277 130

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Safran (EUR)  1,086 238
TransDigm Group  50 63
1,751
Building Products  0.1%
AAON  284 34
AZZ  920 75
CSW Industrials  60 21
Owens Corning  450 77
Simpson Manufacturing  97 16
UFP Industries  222 25
248
Commercial Services & Supplies  0.4%
BrightView Holdings (5) 1,915 31
Casella Waste Systems, Class A (5) 314 33
Cintas  264 48
Element Fleet Management (CAD)  12,640 255
MSA Safety  160 26
Rentokil Initial (GBP)  597 3
Republic Services  1,872 377
Tetra Tech  253 10
Veralto  144 15
VSE  724 69
867
Construction & Engineering  0.1%
API Group (5) 1,405 51
Arcosa  571 55
MYR Group (5) 102 15
WillScot Holdings (5) 458 15
Worley (AUD)  12,117 103
239
Electrical Equipment  1.0%
ABB (CHF)  6,068 328
AMETEK  3,448 621
GE Vernova  194 64
Legrand (EUR)  1,999 194
Mitsubishi Electric (JPY)  12,600 213
Prysmian (EUR)  4,194 268
Rockwell Automation  884 253
Thermon Group Holdings (5) 969 28
1,969
Ground Transportation  0.7%
Central Japan Railway (JPY)  4,300 81
CSX  8,021 259
Landstar System  26 4
Norfolk Southern  1,211 284
Old Dominion Freight Line  2,192 387
Saia (5) 106 48
Uber Technologies (5) 2,661 160
Union Pacific  1,095 250
1,473
Industrial Conglomerates  0.4%
DCC (GBP)  1,628 105
Roper Technologies  233 121
Shares/Par $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  3,488 680
906
Machinery  1.4%
AGCO  47 4
Crane  292 44
Cummins  1,015 354
Deere  1,448 614
Enerpac Tool Group  817 34
Enpro  331 57
Esab  816 98
ESCO Technologies  235 31
Federal Signal  525 48
Graco  517 44
Ingersoll Rand  1,660 150
KION Group (EUR)  1,915 63
Parker-Hannifin  600 382
RBC Bearings (5) 308 92
Sandvik (SEK)  7,289 131
SMC (JPY)  100 39
Spirax Group (GBP)  12 1
SPX Technologies (5) 509 74
THK (JPY)  3,000 69
Toro  58 5
Westinghouse Air Brake Technologies  2,885 547
2,881
Professional Services  0.5%
Acuren (5) 1,745 22
Booz Allen Hamilton Holding  1,237 159
Broadridge Financial Solutions  890 201
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (5)(6)(7) 594 4
Equifax  680 173
FTI Consulting (5) 167 32
Parsons (5) 520 48
Paycor HCM (5) 2,212 41
Paylocity Holding (5) 162 32
Recruit Holdings (JPY)  3,300 230
TechnoPro Holdings (JPY)  5,200 97
Teleperformance (EUR)  581 50
1,089
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  768 47
Beacon Roofing Supply (5) 468 47
Bunzl (GBP)  3,479 143
Custom Truck One Source (5) 2,224 11
Ferguson Enterprises  840 146
FTAI Aviation  382 55
GMS (5) 478 41
McGrath RentCorp  305 34
Mitsubishi (JPY)  5,900 96
Rush Enterprises, Class A  547 30
SiteOne Landscape Supply (5) 734 97
Sumitomo (JPY)  8,300 180

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcat (5) 261 28
955
Total Industrials & Business Services 12,378
INFORMATION TECHNOLOGY  11.8%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  21,297 172
172
Electronic Equipment, Instruments &
Components  1.1%
Amphenol, Class A  4,613 320
CTS  684 36
Hamamatsu Photonics (JPY)  4,900 55
Insight Enterprises (5) 302 46
Keysight Technologies (5) 3,892 625
Largan Precision (TWD)  1,000 81
Mirion Technologies (5) 6,140 107
Murata Manufacturing (JPY)  4,500 71
Novanta (5) 341 52
Omron (JPY)  1,700 57
PAR Technology (5) 1,384 101
TE Connectivity  3,941 564
Teledyne Technologies (5) 105 49
2,164
IT Services  0.2%
Globant (5) 161 34
MongoDB (5) 89 21
Nomura Research Institute (JPY)  3,700 109
Shopify, Class A (5) 1,670 177
Snowflake, Class A (5) 24 4
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (5)(6)(7) 110 4
349
Semiconductors & Semiconductor
Equipment  4.6%
Advanced Micro Devices (5) 1,527 184
Analog Devices  2,123 451
ASML Holding (EUR)  608 426
ASML Holding  267 185
BE Semiconductor Industries (EUR)  581 80
Broadcom  4,138 959
Entegris  11 1
KLA  436 275
Lam Research  90 7
Lattice Semiconductor (5) 1,923 109
MACOM Technology Solutions
Holdings (5) 240 31
Micron Technology  1,410 119
Monolithic Power Systems  162 96
NVIDIA  34,624 4,650
NXP Semiconductors  879 183
Onto Innovation (5) 26 4
Power Integrations  502 31
Renesas Electronics (JPY)  6,100 77
Shares/Par $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing
(TWD)  20,219 657
Taiwan Semiconductor Manufacturing,
ADR  1,489 294
Texas Instruments  1,985 372
Tokyo Electron (JPY)  800 120
9,311
Software  3.6%
Amplitude, Class A (5) 4,459 47
Appfolio, Class A (5) 21 5
Atlassian, Class A (5) 58 14
Aurora Innovation (5) 6,626 42
Autodesk (5) 550 163
BILL Holdings (5) 435 37
Braze, Class A (5) 846 35
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (5)(6)(7) 20 26
CCC Intelligent Solutions Holdings (5) 5,200 61
Confluent, Class A (5) 667 19
Crowdstrike Holdings, Class A (5) 184 63
Datadog, Class A (5) 290 41
Descartes Systems Group (5) 772 88
Fair Isaac (5) 110 219
Fortinet (5) 46 4
Gusto, Acquisition Date: 10/4/21,
Cost $10 (5)(6)(7) 364 7
Intapp (5) 1,163 75
Intuit  241 151
JFrog (5) 804 24
Microsoft  9,781 4,123
nCino (5) 689 23
Onestream (5) 422 12
PTC (5) 960 177
QXO  5,176 82
Salesforce  931 311
SAP (EUR)  1,733 426
ServiceNow (5) 528 560
ServiceTitan, Class A (5) 62 6
ServiceTitan, Class A, Acquisition Date:
11/9/18 - 5/4/21, Cost $7 (5)(6) 221 23
Socure, Acquisition Date: 12/22/21,
Cost $2 (5)(6)(7) 117 1
Synopsys (5) 413 200
Varonis Systems (5) 480 21
Vertex, Class A (5) 668 36
Workiva (5) 774 85
7,207
Technology Hardware, Storage &
Peripherals  2.2%
Apple  16,679 4,177
Samsung Electronics (KRW)  4,352 155
4,332
Total Information Technology 23,535

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  2.0%
Chemicals  1.1%
Air Liquide (EUR)  1,297 211
Akzo Nobel (EUR)  1,696 102
Asahi Kasei (JPY)  9,200 63
BASF (EUR)  2,204 97
Covestro (EUR) (5) 1,826 110
Element Solutions  1,765 45
HB Fuller  529 36
Johnson Matthey (GBP)  4,139 69
Linde  1,276 534
Mosaic  3,923 96
PPG Industries  909 109
Sherwin-Williams  1,793 609
Umicore (EUR)  3,356 35
2,116
Construction Materials  0.1%
Martin Marietta Materials  213 110
110
Containers & Packaging  0.3%
DS Smith (GBP)  10,747 73
International Paper  10,222 550
623
Metals & Mining  0.4%
Antofagasta (GBP)  7,396 146
BHP Group (AUD)  3,343 82
BHP Group (GBP) (4) 5,118 125
Constellium (5) 4,985 51
Franco-Nevada  1,178 139
Freeport-McMoRan  2,049 78
Osisko Gold Royalties  1,075 19
Royal Gold  258 34
South32 (AUD)  24,100 51
Southern Copper  593 54
Warrior Met Coal  433 23
Wheaton Precious Metals  994 56
858
Paper & Forest Products  0.1%
Louisiana-Pacific  312 32
Stora Enso, Class R (EUR)  7,363 74
West Fraser Timber (CAD)  332 29
135
Total Materials 3,842
REAL ESTATE  0.9%
Hotel & Resort Real Estate Investment
Trusts  0.0%
Ryman Hospitality Properties, REIT  214 22
22
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  309 50
Segro (GBP)  5,883 52
Shares/Par $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  923 54
156
Office Real Estate Investment
Trusts  0.0%
Great Portland Estates (GBP)  7,530 27
27
Real Estate Management &
Development  0.2%
Colliers International Group  170 23
FirstService  362 65
Howard Hughes Holdings (5) 422 32
Landbridge Company PIPE, Class A,
Acquisition Date: 11/18/24, Cost $34 (5)(6) 566 35
Mitsui Fudosan (JPY)  22,700 182
337
Residential Real Estate Investment
Trusts  0.2%
AvalonBay Communities, REIT  770 169
Equity LifeStyle Properties, REIT  816 54
Flagship Communities REIT  1,104 17
Independence Realty Trust, REIT  3,459 69
309
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  1,474 34
Scentre Group (AUD)  65,052 138
172
Specialized Real Estate Investment
Trusts  0.3%
CubeSmart, REIT  1,461 63
Equinix, REIT  120 113
Public Storage, REIT  1,384 414
590
Total Real Estate 1,613
UTILITIES  1.3%
Electric Utilities  0.6%
Constellation Energy  742 166
Exelon  7,000 263
IDACORP  455 50
NextEra Energy  1,139 82
OGE Energy  1,230 51
Redeia (EUR)  4,768 81
TXNM Energy  1,401 69
Xcel Energy  5,337 360
1,122
Gas Utilities  0.2%
Atmos Energy  2,448 341
Chesapeake Utilities  650 79
420
Independent Power & Renewable
Electricity Producers  0.0%
Electric Power Development (JPY)  5,700 93

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Talen Energy (5) 26 5
98
Multi-Utilities  0.5%
Ameren  3,005 268
CMS Energy  3,610 240
Engie (EUR)  13,533 215
National Grid (GBP)  18,748 223
946
Water Utilities  0.0%
California Water Service Group  692 31
Middlesex Water  395 21
52
Total Utilities 2,638
Total Miscellaneous Common
Stocks  0.2% (8) 451
Total Common Stocks (Cost $59,868) 104,694
CONVERTIBLE BONDS
 0.0%
Kardium, 10.00%, 12/31/26, Acquisition
Date: 5/31/24, Cost $5 (5)(6)(7) 4,800 5
Total Convertible Bonds (Cost $5) 5
CONVERTIBLE PREFERRED STOCKS
 0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (5)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $— (5)(6)
(7) 1 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (5)(6)(7) 81 5
Total Financials 5
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (5)(6)(7) 1,752 9
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (5)(6)(7) 895 4
Metsera, Series B, Acquisition Date:
11/12/24, Cost $7 (5)(6)(7) 1,450 7
20
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies  0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (5)(6)(7) 5,305 5
5
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (5)(6)(7) 4,107 7
7
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (5)(6)(7) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (5)(6)(7) 636 1
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (5)(6)(7) 524 24
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (5)(6)(7) 237 11
41
Total Health Care 73
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8,
Acquisition Date: 3/24/21, Cost $5 (5)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (5)(6)(7) 1,914 5
5
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $5 (5)(6)(7) 445 3
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (5)(6)(7) 138 1
4
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (5)(6)(7) 252 1
1
Professional Services  0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (5)(6)(7) 900 6
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (5)(6)(7) 1,200 7
13
Total Industrials & Business Services 23
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (5)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (5)(6)(7) 90 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (5)(6)(7) 30 1

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $2 (5)(6)(7) 82 3
6
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter, Series D, Acquisition Date:
10/11/24, Cost $10 (5)(6)(7) 120 10
10
Software  0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (5)(6)(7) 192 18
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (5)(6)(7) 411 38
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (5)(6)(7) 51 5
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (5)(6)(7) 504 9
Nuro, Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (5)(6)(7) 921 7
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (5)(6)(7) 242 2
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (5)(6)(7) 1,032 5
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 117 —
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (5)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $5 (5)(6)(7) 270 1
86
Total Information Technology 102
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (5)(6)(7) 135 8
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (5)(6)(7) 228 4
12
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (5)(6)(7) 201 18
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (5)(6)(7) 111 9
27
Total Materials 39
Total Convertible Preferred Stocks
(Cost $268) 244
Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS
 5.4%
AbbVie, 4.05%, 11/21/39  25,000 21
AbbVie, 4.50%, 5/14/35  53,000 49
AbbVie, 5.05%, 3/15/34  145,000 143
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
American Electric Power, 5.20%, 1/15/29  18,000 18
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 9
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
AppLovin, 5.375%, 12/1/31  15,000 15
Arthur J Gallagher, 4.85%, 12/15/29  10,000 10
Arthur J Gallagher, 5.00%, 2/15/32  5,000 5
Arthur J Gallagher, 5.75%, 7/15/54  8,000 8
Arthur J Gallagher, 6.75%, 2/15/54  65,000 72
Astrazeneca Finance, 5.00%, 2/26/34  70,000 69
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 50
Athene Global Funding, 5.684%,
2/23/26 (1) 55,000 55
Atlassian, 5.25%, 5/15/29  10,000 10
Autostrade per l'Italia, 2.00%, 12/4/28
(EUR)  100,000 99
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 185
Bank of America, VR, 5.518%,
10/25/35 (9) 65,000 63
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 60
BAT Capital, 4.39%, 8/15/37  30,000 26
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 22
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 25
Boeing, 2.196%, 2/4/26  21,000 20
Boeing, 2.75%, 2/1/26  15,000 15
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 3.75%, 2/1/50  30,000 21
Boeing, 5.04%, 5/1/27  55,000 55
Boeing, 6.388%, 5/1/31  25,000 26
Boeing, 6.528%, 5/1/34  19,000 20
Boeing, 6.858%, 5/1/54  71,000 75
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 15
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 34
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 7
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 32
Broadcom, 3.419%, 4/15/33 (1) 91,000 80
Broadcom, 4.35%, 2/15/30  60,000 58
Broadcom, 4.55%, 2/15/32  25,000 24
Broadcom, 5.15%, 11/15/31  35,000 35
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 39
Cadence Design Systems, 4.30%, 9/10/29  20,000 20

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Design Systems, 4.70%, 9/10/34  15,000 14
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 212
Capital One Financial, 3.75%, 3/9/27  60,000 58
Capital One Financial, VR, 5.468%,
2/1/29 (9) 75,000 76
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 6.051%,
2/1/35 (9) 25,000 25
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana, 12.00%, 12/1/28, (9.00% Cash
or 12.00% PIK) (1)(10) 10,568 11
Carvana, 13.00%, 6/1/30, (11.00% Cash or
13.00% PIK) (1)(10) 19,176 21
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)
(10) 22,765 27
CDW, 5.10%, 3/1/30  10,000 10
Celanese U.S. Holdings, 6.33%, 7/15/29  11,000 11
Celanese U.S. Holdings, 6.379%, 7/15/32  35,000 36
Celanese U.S. Holdings, 6.80%, 11/15/30  14,000 14
Cellnex Telecom, 1.75%, 10/23/30
(EUR) (4) 100,000 95
Centene, 2.50%, 3/1/31  60,000 49
Centene, 2.625%, 8/1/31  110,000 90
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 50
Charter Communications Operating,
2.80%, 4/1/31  55,000 46
Charter Communications Operating,
3.75%, 2/15/28  25,000 24
Charter Communications Operating,
5.25%, 4/1/53  6,000 5
Charter Communications Operating,
6.55%, 6/1/34  11,000 11
Charter Communications Operating,
6.65%, 2/1/34  55,000 57
Cheniere Energy, 4.625%, 10/15/28  20,000 20
Cheniere Energy, 5.65%, 4/15/34  40,000 40
Cheniere Energy Partners, 4.50%, 10/1/29  15,000 15
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 65,000 65
Cheniere Energy Partners, 5.95%, 6/30/33  37,000 38
Chile Electricity Mpc II, 5.58%,
10/20/35 (1) 200,000 195
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 5.827%, 2/13/35 (9) 145,000 144
CNO Financial Group, 5.25%, 5/30/25  15,000 15
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 40
Comcast, 3.90%, 3/1/38  60,000 50
Comcast, 5.65%, 6/1/54  60,000 58
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
Continental Resources, 4.375%, 1/15/28  10,000 10
Corebridge Financial, 3.85%, 4/5/29  10,000 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Corebridge Financial, 3.90%, 4/5/32  45,000 41
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Coterra Energy, 5.40%, 2/15/35  30,000 29
Coterra Energy, 5.60%, 3/15/34  11,000 11
Cox Communications, 5.70%, 6/15/33 (1) 20,000 20
Cox Communications, 5.80%, 12/15/53 (1) 30,000 27
Crown Castle, 5.80%, 3/1/34  25,000 25
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 85
CVS Health, 5.05%, 3/25/48  84,000 69
CVS Health, 5.30%, 6/1/33  90,000 86
CVS Health, 5.625%, 2/21/53  45,000 40
CVS Health, 5.70%, 6/1/34  75,000 74
CVS Health, VR, 6.75%, 12/10/54 (9) 2,000 2
CVS Health, VR, 7.00%, 3/10/55 (9) 15,000 15
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 203
Devon Energy, 5.20%, 9/15/34  120,000 114
Diamondback Energy, 5.15%, 1/30/30  15,000 15
Diamondback Energy, 5.40%, 4/18/34  65,000 64
Diamondback Energy, 5.75%, 4/18/54  30,000 28
Diamondback Energy, 5.90%, 4/18/64  30,000 28
Diamondback Energy, 6.25%, 3/15/53  25,000 25
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 60
Duke Energy, 5.00%, 8/15/52  55,000 48
Elevance Health, 4.75%, 2/15/30  20,000 20
Elevance Health, 4.95%, 11/1/31  25,000 24
Elevance Health, 5.125%, 2/15/53  20,000 18
Eli Lilly, 4.70%, 2/9/34  70,000 68
Enbridge, 5.625%, 4/5/34  35,000 35
Energy Transfer, 6.40%, 12/1/30  30,000 32
Engie, 5.625%, 4/10/34 (1) 200,000 199
Eversource Energy, 5.85%, 4/15/31  35,000 36
Eversource Energy, 5.95%, 7/15/34  60,000 61
Expand Energy, 4.75%, 2/1/32  30,000 28
Expand Energy, 5.375%, 2/1/29  30,000 30
Expand Energy, 5.375%, 3/15/30  30,000 29
Ferguson Enterprises, 5.00%, 10/3/34  5,000 5
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 12
Fifth Third Bancorp, VR, 4.895%,
9/6/30 (9) 20,000 20
Fifth Third Bancorp, VR, 5.631%,
1/29/32 (9) 15,000 15
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (9) 35,000 36
First American Financial, 2.40%, 8/15/31  52,000 43
First American Financial, 5.45%, 9/30/34  48,000 46
FirstEnergy, 2.65%, 3/1/30  37,000 33
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy, Series C, 3.40%, 3/1/50  55,000 37
FirstEnergy Transmission, 4.55%,
1/15/30 (1) 10,000 10
FirstEnergy Transmission, 5.00%,
1/15/35 (1) 15,000 14
Ford Motor, 9.625%, 4/22/30  3,000 4
Ford Motor Credit, 5.80%, 3/5/27  200,000 202

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200,000 201
Freeport-McMoRan, 4.25%, 3/1/30  21,000 20
Freeport-McMoRan, 4.375%, 8/1/28  24,000 23
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Freeport-McMoRan, 5.45%, 3/15/43  20,000 19
General Motors Financial, 5.55%, 7/15/29  35,000 35
Goldman Sachs Group, VR, 3.691%,
6/5/28 (9) 15,000 15
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 4.692%,
10/23/30 (9) 45,000 44
Goldman Sachs Group, VR, 5.016%,
10/23/35 (9) 45,000 43
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 59
Goodman U.S. Finance Six, 5.125%,
10/7/34 (1) 10,000 10
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34 (1) 95,000 92
HCA, 2.375%, 7/15/31  20,000 17
HCA, 3.50%, 9/1/30  35,000 32
HCA, 5.45%, 9/15/34  25,000 24
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 20
Health Care Service A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 25
Health Care Service A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 43
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 12
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 57
Home Depot, 4.95%, 6/25/34  45,000 44
Humana, 4.875%, 4/1/30  42,000 41
Humana, 5.375%, 4/15/31  25,000 25
Huntington Ingalls Industries, 5.353%,
1/15/30  5,000 5
Huntington Ingalls Industries, 5.749%,
1/15/35  10,000 10
Hyatt Hotels, 5.375%, 12/15/31  30,000 30
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 29
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 19
Hyundai Capital America, 5.40%,
1/8/31 (1) 10,000 10
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 15
Ingersoll Rand, 5.314%, 6/15/31  20,000 20
Ingersoll Rand, 5.45%, 6/15/34  20,000 20
Intel, 3.25%, 11/15/49  95,000 57
Interpublic Group, 4.65%, 10/1/28  20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Invitation Homes Operating Partnership,
4.875%, 2/1/35  25,000 24
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 21
IPALCO Enterprises, 5.75%, 4/1/34  25,000 25
IQVIA, 6.25%, 2/1/29  35,000 36
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 21
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 70
JPMorgan Chase, VR, 4.603%,
10/22/30 (9) 45,000 44
JPMorgan Chase, VR, 4.946%,
10/22/35 (9) 30,000 29
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 25
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kroger, 5.50%, 9/15/54  40,000 38
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Lowe's, 4.25%, 4/1/52  11,000 9
Lowe's, 5.75%, 7/1/53  15,000 15
M&T Bank, VR, 6.082%, 3/13/32 (9) 40,000 41
Mars, 4.75%, 4/20/33 (1) 45,000 43
Marvell Technology, 2.95%, 4/15/31  36,000 32
Mattel, 5.875%, 12/15/27 (1) 40,000 40
Meta Platforms, 5.40%, 8/15/54  15,000 14
Meta Platforms, 5.60%, 5/15/53  65,000 65
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 6.75%, 11/1/29  25,000 27
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 95
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 40
Motorola Solutions, 5.40%, 4/15/34  20,000 20
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
NiSource, 5.25%, 3/30/28  10,000 10
NRG Energy, 4.45%, 6/15/29 (1) 15,000 14
NXP, 3.125%, 2/15/42  10,000 7
NXP, 3.25%, 11/30/51  17,000 11
NXP, 3.40%, 5/1/30  24,000 22
NXP, 4.30%, 6/18/29  13,000 13
Occidental Petroleum, 5.55%, 10/1/34  20,000 19
Occidental Petroleum, 6.05%, 10/1/54  9,000 8
Occidental Petroleum, 6.125%, 1/1/31  48,000 49
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 6.45%, 9/15/36  16,000 16
Occidental Petroleum, 6.625%, 9/1/30  5,000 5
Occidental Petroleum, 7.50%, 5/1/31  45,000 49
Occidental Petroleum, 8.875%, 7/15/30  90,000 102
ONEOK, 4.40%, 10/15/29  25,000 24
ONEOK, 4.75%, 10/15/31  30,000 29
ONEOK, 5.65%, 11/1/28  10,000 10
ONEOK, 5.80%, 11/1/30  25,000 26
Oracle, 3.60%, 4/1/50  36,000 25
Oracle, 3.95%, 3/25/51  38,000 28
Owens Corning, 5.70%, 6/15/34  25,000 25
Owens Corning, 5.95%, 6/15/54  25,000 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 2.10%, 8/1/27  14,000 13
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 34
Pacific Gas & Electric, 3.50%, 8/1/50  20,000 14
Pacific Gas & Electric, 5.80%, 5/15/34  30,000 31
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 11
Pacific Gas & Electric, 6.75%, 1/15/53  35,000 38
Pacific Gas & Electric, 6.95%, 3/15/34  20,000 22
Pfizer Investment Enterprises, 4.75%,
5/19/33  45,000 44
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 37
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 198
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Regions Financial, VR, 5.722%, 6/6/30 (9) 20,000 20
Revvity, 1.90%, 9/15/28  35,000 31
Revvity, 2.25%, 9/15/31  15,000 12
Revvity, 3.30%, 9/15/29  24,000 22
Rogers Communications, 3.80%, 3/15/32  25,000 23
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  79,000 63
Rogers Communications, 5.00%, 2/15/29  44,000 44
Rogers Communications, 5.30%, 2/15/34  55,000 54
Ross Stores, 1.875%, 4/15/31  45,000 37
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 15
Sammons Financial Group Global
Funding, 5.10%, 12/10/29 (1) 20,000 20
Santander Holdings USA, VR, 6.342%,
5/31/35 (9) 70,000 71
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 111
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 46
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 33
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 54
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 97
Sempra, 3.40%, 2/1/28  10,000 10
Solventum, 5.40%, 3/1/29 (1) 40,000 40
Solventum, 5.60%, 3/23/34 (1) 35,000 35
Solventum, 5.90%, 4/30/54 (1) 45,000 44
South Bow USA Infrastructure Holdings,
5.026%, 10/1/29 (1) 10,000 10
Southern, 5.20%, 6/15/33  60,000 60
Southern, 5.70%, 3/15/34  50,000 51
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
Stanley Black & Decker, 2.75%, 11/15/50  23,000 13
Sutter Health, 5.164%, 8/15/33  15,000 15
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 57
Targa Resources Partners, 6.875%,
1/15/29  10,000 10
Time Warner Cable, 6.75%, 6/15/39  10,000 10
Time Warner Cable, 7.30%, 7/1/38  4,000 4
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 25,000 25
U.S. Bancorp, VR, 5.85%, 10/21/33 (9) 45,000 46
Uber Technologies, 4.30%, 1/15/30  55,000 53
Shares/Par $ Value
(Cost and value in $000s)
‡
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 49
Uber Technologies, 4.80%, 9/15/34  15,000 14
Uber Technologies, 5.35%, 9/15/54  15,000 14
UnitedHealth Group, 4.50%, 4/15/33  40,000 38
UnitedHealth Group, 5.00%, 4/15/34  60,000 58
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
Var Energi, 5.50%, 5/4/29 (EUR)  100,000 111
VF, 2.95%, 4/23/30  44,000 38
Videotron, 5.70%, 1/15/35 (1) 45,000 44
Vistra Operations, 5.70%, 12/30/34 (1) 70,000 70
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 15
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 16
Wells Fargo, VR, 4.611%, 4/25/53 (9) 55,000 46
Western Midstream Operating, 4.50%,
3/1/28  10,000 10
Western Midstream Operating, 6.35%,
1/15/29  10,000 10
Williams, 5.15%, 3/15/34  15,000 15
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 96
Xcel Energy, 3.40%, 6/1/30  45,000 41
Total Corporate Bonds (Cost $11,003) 10,743
EQUITY MUTUAL FUNDS
 8.1%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 270,445 8,443
T. Rowe Price Real Assets Fund - I
Class (2) 560,106 7,763
Total Equity Mutual Funds (Cost
$14,358) 16,206
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.2%
Orsted, 3.75%, 3/1/30 (EUR)  100,000 106
Petroleos Mexicanos, 6.84%, 1/23/30  50,000 46
Petroleos Mexicanos, 8.75%, 6/2/29  65,000 65
Republic of Peru, 2.783%, 1/23/31  40,000 34
Republic of Peru, 5.375%, 2/8/35  30,000 29
Total Foreign Government Obligations
& Municipalities (Cost $292) 280
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,857 8
8
Total Municipal Securities (Cost $19) 19

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.6%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 20
BANK5, Series 2024-5YR8, Class A3,
5.884%, 8/15/57  35,000 36
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR +
2.274%, 6.671%, 11/15/34 (1) 25,000 —
BBCMS Mortgage Trust, Series 2024-
5C27, Class A3, 6.014%, 7/15/57  15,000 16
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 55,912 49
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.857%, 2/15/57  100,000 102
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M
TSFR + 1.293%, 5.80%, 12/15/39 (1) 50,000 50
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 6.038%, 5/15/41 (1) 80,580 81
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  25,595 26
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 6.039%,
8/15/41 (1) 45,000 45
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 5,141 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 3,557 3
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.57%, 12/25/50 (1) 22,463 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 5.283%, 8/25/50 (1) 5,259 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 7,012 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 437 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 874 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.256%,
6/25/50 (1) 27,346 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 5.989%, 5/15/41 (1) 100,000 100
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 78,132 78
Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 76,416 61
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60 (1) 24,474 21
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.789%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.436%, 4/25/43  15,767 15
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 3,950 4
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 339 —
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 5.819%, 5/25/44 (1) 27,986 28
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 5.453%, 10/25/59 (1) 19,623 20
TX Trust, Series 2024-HOU, Class A,
ARM, 1M TSFR + 1.591%, 5.988%,
6/15/39 (1) 100,000 100
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 16,782 16
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 5.937%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,260) 1,199
PREFERRED STOCKS
 0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR)  1,457 88
Total Consumer Discretionary 88
Total Preferred Stocks (Cost $124) 88
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.3%
U.S. Government Agency
Obligations
 4.1%
Federal Home Loan Mortgage
2.50%, 4/1/30  8,750 8
3.00%, 12/1/42 - 4/1/43  53,373 47
3.50%, 8/1/42 - 3/1/44  74,438 69
4.00%, 8/1/40 - 8/1/45  34,843 34
4.50%, 6/1/39 - 5/1/42  34,297 34
5.00%, 7/1/25 - 8/1/40  11,589 11
6.00%, 10/1/32 - 8/1/38  2,759 2
7.00%, 6/1/32  468 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.311%, 1/1/37  678 1
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1,155 1
Federal Home Loan Mortgage, CMO, IO,
2.00%, 2/25/51  135,468 17
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  30,397 26
2.00%, 8/1/36 - 5/1/52  700,183 558
2.50%, 3/1/42 - 5/1/52  637,815 526
3.00%, 7/1/34 - 8/1/52  248,027 220
3.50%, 11/1/47 - 11/1/52  114,161 102
4.00%, 8/1/37 - 2/1/50  72,845 68
4.50%, 5/1/50 - 11/1/52  91,134 86
5.00%, 9/1/52 - 12/1/54  125,600 121
5.50%, 8/1/53 - 10/1/54  266,681 264
6.00%, 6/1/54 - 7/1/54  44,240 45
6.50%, 10/1/53 - 9/1/54  71,227 73
7.00%, 6/1/54  15,604 16
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  7,720 7
3.50%, 6/1/42 - 1/1/44  75,001 69
4.00%, 11/1/40  14,773 14
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.871%, 7.812%, 8/1/36  1,229 1
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  91,104 12
6.50%, 2/25/32  285 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  143,936 121
2.00%, 5/1/36 - 4/1/52  2,106,412 1,692
2.50%, 1/1/32 - 9/1/52  1,142,954 954
3.00%, 6/1/27 - 4/1/52  694,854 609
3.50%, 11/1/32 - 1/1/52  261,689 239
4.00%, 7/1/35 - 12/1/52  349,696 326
4.50%, 7/1/39 - 10/1/52  265,535 250
5.00%, 3/1/34 - 11/1/53  257,249 252
5.50%, 12/1/34 - 5/1/54  298,191 297
6.00%, 4/1/33 - 8/1/54  520,634 525
6.50%, 7/1/32 - 5/1/54  292,770 302
7.00%, 4/1/32 - 3/1/54  15,819 16
UMBS, TBA (11)
3.50%, 1/1/55  90,000 80
5.00%, 1/1/55  100,000 97
8,192
U.S. Government Obligations
 1.2%
Government National Mortgage Assn.
1.50%, 5/20/37  41,228 36
2.00%, 1/20/51 - 3/20/52  504,763 404
2.50%, 8/20/50 - 4/20/52  603,491 503
3.00%, 7/15/43 - 6/20/52  413,768 359
3.50%, 12/20/42 - 7/20/52  311,132 282
4.00%, 7/20/42 - 10/20/52  250,476 232
4.50%, 10/20/39 - 4/20/53  190,269 181
5.00%, 3/20/34 - 6/20/49  73,857 74
5.50%, 10/20/32 - 3/20/49  40,710 43
6.00%, 4/15/36 - 11/20/52  58,544 60
Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 3/15/26 - 4/15/26  706 1
7.00%, 9/20/27  414 —
8.00%, 4/15/26  14 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  4,345 4
3.50%, 10/20/50  25,000 20
Government National Mortgage Assn.,
CMO, IO, 2.00%, 12/20/50  125,045 15
Government National Mortgage Assn.,
TBA (11)
5.00%, 1/20/55  105,000 102
5.50%, 1/20/55  190,000 188
2,504
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$11,490) 10,696
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.9%
U.S. Treasury Obligations
 6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  95,000 57
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 149
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 541
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 322
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 639
U.S. Treasury Bonds, 4.25%, 2/15/54  515,000 470
U.S. Treasury Bonds, 4.25%, 8/15/54  830,000 759
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 160
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,108
U.S. Treasury Bonds, 4.50%, 11/15/54  765,000 730
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 238
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 605
U.S. Treasury Notes, 3.25%, 6/30/27  250,000 244
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 130
U.S. Treasury Notes, 3.625%, 8/31/29  590,000 572
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 109
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 499
U.S. Treasury Notes, 3.875%, 8/15/34  525,000 497
U.S. Treasury Notes, 4.00%, 7/31/29  365,000 359
U.S. Treasury Notes, 4.00%, 10/31/29  215,000 212
U.S. Treasury Notes, 4.125%, 10/31/26  300,000 299
U.S. Treasury Notes, 4.125%, 9/30/27  705,000 702
U.S. Treasury Notes, 4.125%, 10/31/29  875,000 865
U.S. Treasury Notes, 4.375%, 5/15/34  1,255,000 1,237
U.S. Treasury Notes, 4.625%, 9/15/26 (12) 1,153,900 1,161
U.S. Treasury Notes, 4.625%, 10/15/26  1,090,000 1,097
13,761
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $14,187) 13,761

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS
 5.0%
Money Market Funds  5.0%
T. Rowe Price Treasury Reserve Fund,
4.52% (2)(13) 9,988,425 9,988
Total Short-Term Investments (Cost
$9,988) 9,988
SECURITIES LENDING COLLATERAL
 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
4.53% (2)(13) 697,889 698
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 698
Total Securities Lending Collateral
(Cost $698) 698
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year
Interest
Rate Swap,
3/17/55 Pay
Fixed 4.00%
Annually,
Receive
Variable
4.49%
(SOFR)
Annually,
3/13/25 @
4.00%* (5) 1 450 10
Total Options Purchased (Cost $4) 10
Total Investments in Securities
100.3% of Net Assets
(Cost $156,464) $ 200,828
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,324 and represents 3.7% of net assets.
(2) Affiliated Companies

T. ROWE PRICE Moderate Allocation Portfolio

.
(3) SEC 30-day yield
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $372 and represents 0.2% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $467 and represents 0.2% of net assets.
(12) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Moderate Allocation Portfolio

.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoRan, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/29 * 100 1 — 1
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 4,044 91 90 1
Total Centrally Cleared Credit Default Swaps, Protection Sold 2
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed 4.253% Annually, Pay Variable 4.716% (GBP
SONIA) Annually, 11/9/26 (GBP) 887 (1) — (1)
Total Centrally Cleared Interest Rate Swaps (1)
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ 1
*
Credit ratings as of December 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 1,075 EUR 1,015 $ 21
Morgan Stanley 2/21/25 EUR 215 USD 227 (3)
State Street 2/21/25 EUR 96 USD 101 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 17

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 4 Euro BOBL contracts 3/25 (488) $ 6
Short, 5 Euro BUND contracts 3/25 (691) 14
Long, 4 U.S. Treasury Long Bond contracts 3/25 455 (3)
Long, 33 U.S. Treasury Notes five year contracts 3/25 3,508 (13)
Long, 10 U.S. Treasury Notes ten year contracts 3/25 1,087 (17)
Long, 6 U.S. Treasury Notes two year contracts 3/25 1,234 1
Long, 2 Ultra U.S. Treasury Bonds contracts 3/25 238 (13)
Short, 10 Ultra U.S. Treasury Notes ten year contracts 3/25 (1,113) 13
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on open futures contracts $ (5)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.54% ^^ $ (989) $ 1,013 $ 464
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.22%  — (24) 43
T. Rowe Price Institutional Emerging Markets Equity Fund  — (219) 77
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.37%  — 2 35
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.73%  — (14) 683
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.10%  — 85 200
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.91%  17 1 3
T. Rowe Price Real Assets Fund - I Class  — (110) 148
T. Rowe Price Government Reserve Fund, 4.53% — — —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 523
Affiliates not held at period end (512) 359 19
Totals $ (1,484)# $ 1,093 $ 2,195+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Emerging Markets Bond Fund - I Class, 6.54% ^^ $ 7,624 $ 8,671 $ 9,202 $ 8,106
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.22%  6 1,093 — 1,075
T. Rowe Price Institutional Emerging Markets Equity Fund  7,635 1,027 — 8,443
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.37%  403 35 — 440
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.73%  9,800 978 — 10,764
T. Rowe Price International Bond Fund - I Class, 3.38%  2,124 14 2,497 —
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.10%  4,326 3,080 — 7,491
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.91%  7 408 393 23
T. Rowe Price Real Assets Fund - I Class  7,016 857 — 7,763
T. Rowe Price Government Reserve Fund, 4.53% 238  ¤  ¤ 698
T. Rowe Price Treasury Reserve Fund, 4.52% 10,456  ¤  ¤ 9,988
Total $ 54,791^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $2,195 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $53,658.
^^
Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond Fund acquired through a corporate action.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2024
Statement of Assets and Liabilities
26
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $156,464) $ 200,828
Interest and dividends receivable 425
Receivable for shares sold 128
Receivable for investment securities sold 97
Foreign currency (cost $42) 42
Unrealized gain on forward currency exchange contracts 21
Variation margin receivable on centrally cleared swaps 1
Other assets 128
Total assets 201,670
Liabilities
Obligation to return securities lending collateral 698
Payable for investment securities purchased 611
Investment management fees payable 67
Payable for shares redeemed 36
Variation margin payable on futures contracts 5
Unrealized loss on forward currency exchange contracts 4
Due to affiliates 2
Other liabilities 87
Total liabilities 1,510
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 200,160
Net Assets Consist of:
Total distributable earnings (loss) $ 44,404
Paid-in capital applicable to 9,558,576 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 155,756
NET ASSETS $ 200,160
NET ASSET VALUE PER SHARE $ 20.94

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $89) $ 3,749
.
  Interest 1,866
Securities lending 5
Total income 5,620
Expenses
Investment management and administrative expenses
(1)
554
Investment management 708
Shareholder servicing 194
Prospectus and shareholder reports 11
Custody and accounting 205
Legal and audit 65
Directors 1
Miscellaneous 4
Waived / paid by Price Associates (368)
Total expenses 1,374
Net investment income 4,246
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 7,713
Futures (64)
Options written 27
Forward currency exchange contracts 27
Net realized gain 7,703
Change in net unrealized gain / loss
Securities 6,481
Futures (113)
Swaps (48)
Forward currency exchange contracts 33
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss 6,343
Net realized and unrealized gain / loss 14,046
INCREASE IN NET ASSETS FROM OPERATIONS
$ 18,292
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 7 .

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,246 $ 3,848
Net realized gain 7,703 1,597
Change in net unrealized gain / loss 6,343 18,977
Increase in net assets from operations 18,292 24,422
Distributions to shareholders
Net earnings (9,974) (4,432)
Capital share transactions
*
Shares sold 25,697 21,018
Distributions reinvested 9,974 4,432
Shares redeemed (27,646) (23,607)
Increase in net assets from capital share transactions 8,025 1,843
Net Assets
Increase during period 16,343 21,833
Beginning of period 183,817 161,984
End of period $ 200,160 $ 183,817
*Share information (000s)
Shares sold 1,215 1,108
Distributions reinvested 475 232
Shares redeemed (1,312) (1,256)
Increase in shares outstanding 378 84

T. ROWE PRICE Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Moderate Allocation Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. ROWE PRICE Moderate Allocation Portfolio

The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Moderate Allocation Portfolio

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 40,996 $ — $ 40,996
Bond Mutual Funds 27,899 — — 27,899
Common Stocks 81,232 23,397 65 104,694
Convertible Bonds — — 5 5
Convertible Preferred Stocks — — 244 244
Equity Mutual Funds 16,206 — — 16,206
Preferred Stocks — 88 — 88
Short-Term Investments 9,988 — — 9,988
Securities Lending Collateral 698 — — 698
Options Purchased — 10 — 10
Total Securities 136,023 64,491 314 200,828
Swaps* — 2 — 2
Forward Currency Exchange Contracts — 21 — 21
Futures Contracts* 34 — — 34
Total $ 136,057 $ 64,514 $ 314 $ 200,885
Liabilities
Swaps* $ — $ 1 $ — $ 1
Forward Currency Exchange Contracts — 4 — 4
Futures Contracts* 46 — — 46
Total $ 46 $ 5 $ — $ 51
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 44
Foreign exchange derivatives Forwards 21
Credit derivatives Centrally Cleared Swaps 2
^
,*
Total $ 67
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 47
Foreign exchange derivatives Forwards 4
Total $ 51
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (44) $ 25 $ (64) $ — $ — $ (83)
Foreign exchange derivatives — — — 27 — 27
Credit derivatives (10) 2 — — — (8)
Total $ (54) $ 27 $ (64) $ 27 $ — $ (64)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 6 $ — $ (113) $ — $ (22) $ (129)
Foreign exchange derivatives — — — 33 — 33
Credit derivatives — — — — (26) (26)
Total $ 6 $ — $ (113) $ 33 $ (48) $ (122)
^ Options purchased are reported as securities.

T. ROWE PRICE Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2024, securities valued at $337,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur,

T. ROWE PRICE Moderate Allocation Portfolio

thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument.
Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 8% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 12% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to

T. ROWE PRICE Moderate Allocation Portfolio

realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
December 31, 2024, the notional amount of protection sold by the fund totaled $4,144,000 (2.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic

T. ROWE PRICE Moderate Allocation Portfolio

structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the

T. ROWE PRICE Moderate Allocation Portfolio

registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, the value of loaned securities was $640,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $698,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $73,869,000 and $71,048,000, respectively, for the year ended December 31,
2024. Purchases and sales of U.S. government securities aggregated $38,640,000 and $37,843,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 5,453 $ 3,935
Long-term capital gain 4,521 497
Total distributions $ 9,974 $ 4,432

T. ROWE PRICE Moderate Allocation Portfolio

At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.90% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price Associates had also contractually agreed, through April 30, 2024, to
($000s)
Cost of investments $ 157,775
Unrealized appreciation $ 50,277
Unrealized depreciation (7,139)
Net unrealized appreciation (depreciation) $ 43,138
($000s)
Undistributed ordinary income $ 89
Undistributed long-term capital gain 1,199
Net unrealized appreciation (depreciation) 43,138
Loss carryforwards and deferrals (22)
Total distributable earnings (loss) $ 44,404

T. ROWE PRICE Moderate Allocation Portfolio

waive a portion of its management fee in order to limit the fund’s management fee to 0.85% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through April 30, 2024 were $31,000.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.85%.
The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price
Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $58,000 for the period May 1, 2024 through December 31,
2024. Including this amount, expenses previously waived/paid by Price Associates in the amount of $58,000 remain subject to repayment by the fund at December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $85,000 for Price Associates and $3,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-
effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price
Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended December 31, 2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I Class 0.70% $ 54
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% 1

T. ROWE PRICE Moderate Allocation Portfolio

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to less than $1,000.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% $ 87
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 2
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 51
T. Rowe Price International Bond Fund - I Class 0.49% 3
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.49% 30
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% 1
T. Rowe Price Real Assets Fund - I Class 0.64% 50
Total Management Fee Waived $ 279

T. ROWE PRICE Moderate Allocation Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Moderate Allocation Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Moderate Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Moderate Allocation Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Moderate Allocation Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$4,521,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,478,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $778,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $2,825,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $86,000 of the fund's income qualifies as qualified real estate investment trust
(REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025